Basis of Presentation of the Consolidated Financial Statements - Acquisition of mobile assets of Oi Group (Details) - Oi Group € in Millions, R$ in Millions	Oct. 23, 2023 EUR (€)	Oct. 23, 2023 BRL (R$)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 BRL (R$)	Dec. 31, 2022 EUR (€)	Apr. 20, 2022 BRL (R$)
Disclosure of subsidiaries [line items]
Cash transferred, estimation			€ 1,063	R$ 5,373
Total			€ 972			R$ 4,885
Increase in existing liabilities, contingent liabilities recognised in business combination, percentage			0.10	0.10
Consideration		R$ 5,129	€ 1,093			5,492
Intangible assets | €			539
Goodwill | €			676		€ 676
Retained amount, percentage		50.00%
Cash transferred, retained amount | R$		R$ 488
Withdrawn amount, percentage		50.00%
Withdrawn amount	€ 51	R$ 277
Licenses
Disclosure of subsidiaries [line items]
Intangible assets | €			€ 520		€ 520
Committed payment subject to certain targets
Disclosure of subsidiaries [line items]
Liabilities incurred | R$						110
Other committed payment
Disclosure of subsidiaries [line items]
Liabilities incurred | R$						R$ 8